Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Schedule of Employee Benefits
	SIX MONTHS ENDED
	JUNE 30, 2025	JUNE 30, 2024
Salaries	1,263,331	1,159,881
Pension costs	122,232	102,793
Share based compensation expense	261,473	254,288
Other employee costs and social benefits	144,117	187,621
Recharged to related party	(397,840)	(285,706)
Total employee benefits	1,393,313	1,418,877